Summary of Significant Accounting Policies (Details)		3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) Segments $ / shares shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation insurance	$ 250,000				$ 250,000
Capitalized deferred offering costs	$ 619,925	$ 720,764	$ 720,764		$ 619,925		$ 720,764
Percentage of ownership	40.00%	40.00%	40.00%		40.00%
New shares issued | shares	20,000	20,000	20,000		20,000
Advertising costs					$ 3,965	7,859
Deferred revenue	$ 35,000	$ 35,000	$ 35,000		35,000	40,000	35,000	$ 60,000
Fair value	$ 40,000	$ 40,000	$ 40,000		$ 40,000
Fair value of per share | $ / shares	$ 2	$ 2	$ 2		$ 2
Initial investment	$ 57,753				$ 57,753
Joint venture partners	53,600				53,600
Joint venture’s net income			$ 516		$ 8,647
Number of operating segments | Segments			1
Number of reportable segments | Segments			1
Segment reporting, description			The CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment.
Segment reporting, CODM, individual title and position or group name [Extensible Enumeration]			Chief Executive Officer
Realized upon settlement rate					50.00%
Investment in joint ventures	$ 57,753	$ 57,237	$ 57,237		$ 57,753		$ 57,237
Consulting services					$ 484,521
Outstanding stock options | shares	587,975	702,975	702,975		587,975
Interest on escrow receivable			$ 9,575
Restricted cash		$ 2,762,575	$ 2,762,575
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Initial investment	$ 120,000				$ 120,000
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion shares | shares			9,135
issuance of preferred stock | shares			200,000
Series C Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion shares | shares			11,004
issuance of preferred stock | shares			688,250
Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion shares | shares			1,050,437
Dilutive securities price | $ / shares		$ 0.03	$ 0.04
Preferred dividend conversion of shares | shares			20,139
Diluted option shares | shares			702,975
Common Stock [Member] | Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible shares | shares			285,714
Common Stock [Member] | Series C Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible shares | shares			764,722
Joint Venture Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
New shares issued | shares	10,000	10,000	10,000		10,000
Fair value	$ 20,000	$ 20,000	$ 20,000		$ 20,000
Fair value of per share | $ / shares	$ 2	$ 2	$ 2		$ 2
Total Revenues [Member] | One Related Party Property [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			15.00%	17.00%	32.00%	21.00%
Total Revenues [Member] | Related Party Properties Accounted [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			62.00%	65.00%	65.00%	63.00%
Total Receivable [Member] | Customer Five [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					31.00%
Total Receivable [Member] | One Related Party Property [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	52.00%		18.00%		52.00%	63.00%
Total Receivable [Member] | Related Party Properties Accounted [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	75.00%		54.00%		75.00%	69.00%